Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
Note 2:	Investments

The Company invests primarily in fixed maturity securities, which totaled 85.0% of total investments and cash and cash equivalents at December 31, 2011.  Holdings in high quality fixed maturity securities rated A or higher by Standard & Poor's, Inc. totaled 84.8% of investment holdings in this category, reflecting the conservative investment philosophy of the Company.

	December 31, 2011		December 31, 2010
	Carrying Value	% of Total Carrying Value	Carrying Value	% of Total Carrying Value
	(In thousands)		(In thousands)

Fixed maturity securities	$741,753	85.0	$655,969	84.6
Equity securities	46,137	5.3	23,304	3.0
Mortgage loans	1,557	0.2	1,489	0.2
Policy loans	39,090	4.5	35,585	4.6
Real estate and other long-term investments	8,644	1.0	9,348	1.2
Short-term investments	2,048	0.2	-	-
Cash and cash equivalents	33,255	3.8	49,723	6.4
Total cash, cash equivlents and investments	$872,484	100.0	$775,418	100.0

During 2011, we reinvested $31.5 million of fixed maturity bond proceeds from calls and prepayments into bond mutual funds.  This change in investment strategy to diversify a small percentage of holdings into highly-rated bond funds to gain a shorter duration with an attractive yield is reflected in the increase of equity holdings to 5.3%.

The cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities, as of December 31, 2011 and 2010, are as follows.

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Fixed maturities:
Available-for-sale securities:
U.S. Treasury securities	$10,228	3,730	-	13,958
U.S. Government-sponsored enterprises	143,684	3,198	65	146,817
States of the United States and political subdivisions of the states	151,058	10,275	1,391	159,942
Foreign governments	105	37	-	142
Corporate	171,462	14,576	1,493	184,545
Securities not due at a single maturity date	8,272	585	8	8,849
Total available-for-sale securities	484,809	32,401	2,957	514,253

Held-to-maturity securities:
U.S. Government-sponsored enterprises	160,411	742	12	161,141
States of the United States and political subdivisions of the states	56,260	1,941	84	58,117
Corporate	10,829	49	43	10,835
Total held-to-maturity securities	227,500	2,732	139	230,093
Total fixed maturity securities	$712,309	35,133	3,096	744,346

Equity securities:
Stock mutual funds	$12,686	415	376	12,725
Bond mutual funds	31,504	27	117	31,414
Common stock	17	7	-	24
Preferred stock	1,392	582	-	1,974
Total equity securities	$45,599	1,031	493	46,137

	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Fixed maturities:
Available-for-sale securities:
U.S. Treasury securities	$10,908	1,917	-	12,825
U.S. Government-sponsored enterprises	290,904	441	6,390	284,955
States of the United States and political subdivisions of the states	107,214	539	6,034	101,719
Foreign governments	106	26	-	132
Corporate	155,277	7,237	1,216	161,298
Securities not due at a single maturity date	14,003	833	28	14,808
Total available-for-sale securities	578,412	10,993	13,668	575,737

Held-to-maturity securities:
U.S. Government-sponsored enterprises	80,232	272	1,401	79,103
Total fixed maturity securities	$658,644	11,265	15,069	654,840

Equity securities:
Stock mutual funds	$17,931	2,566	19	20,478
Common stock	17	29	-	46
Preferred stock	1,896	884	-	2,780
Total equity securities	$19,844	3,479	19	23,304

For investments of available-for-sale fixed maturities that have unrealized losses as of December 31, 2011, the cost, gross unrealized losses that have been in a continuous unrealized loss position for less than 12 months, gross unrealized losses that have been in a continuous unrealized loss position for 12 months or longer and fair value are as follows.

	December 31, 2011
	Less than 12 months			Greater than 12 months			Total
	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities
	(In thousands, except for # of securities)

Fixed maturities:
Available-for-sale securities:
U.S. Government-sponsored enterprises	$-	-	-	3,718	65	2	3,718	65	2
States of the United States and political subdivisions of the states	1,965	29	4	11,777	1,362	9	13,742	1,391	13
Corporate	27,239	976	30	8,886	517	6	36,125	1,493	36
Securities not due at a single maturity date	536	4	1	67	4	2	603	8	3
Total available-for-sale securities	29,740	1,009	35	24,448	1,948	19	54,188	2,957	54
Held-to-maturity securities:
U.S. Government-sponsored enterprises	6,997	2	4	1,121	10	1	8,118	12	5
States of the United States and political subdivisions of the states	8,345	84	7	-	-	-	8,345	84	7
Corporate	6,706	43	4	-	-	-	6,706	43	4
Total held-to-maturity securities	22,048	129	15	1,121	10	1	23,169	139	16
Total fixed maturities	$51,788	1,138	50	25,569	1,958	20	77,357	3,096	70

Equity securities:
Stock mutual funds	$7,158	376	2	-	-	-	7,158	376	2
Bond mutual funds	25,387	117	10	-	-	-	25,387	117	10
Total equities	$32,545	493	12	-	-	-	32,545	493	12

As of December 31, 2011, there are no unrealized losses greater than 12 months on the Company's equity securities.

The largest group of available-for-sale fixed maturities in a gross unrealized loss position for more than 12 months is primarily the municipal bonds acquired in the acquisition of SPLIC in 2004, and under purchase GAAP accounting, have a higher cost basis than historical cost.  These premiums are being amortized to net investment income.  Management has completed its assessment of other-than-temporary impairment of these securities.  Based on our evaluation of the credit worthiness of the issuers and because we do not intend to sell the investments, nor is it likely that we would be required to sell these investments, before recovery of their amortized cost bases, which may be maturity, none of the unrealized losses are considered to be other-than-temporary.

We monitor all debt and equity securities on an on-going basis relative to changes in credit ratings, market prices, earnings trends and financial performance, in addition to specific region or industry reviews. Our impairment review, in accordance with current guidance, is performed by the Company at each reporting date and management uses its best judgment to decide if impairment is other-than-temporary.  We determine other-than-temporary impairment by reviewing relevant evidence related to the specific security issuer, as well as our intent to sell the security or whether we more likely than not will be required to sell the security before its anticipated recovery.  All securities with a market price below 90% of par were segregated and reviewed as of December 31, 2011 based upon the items above for other-than-temporary impairment.

For investments of available-for-sale fixed maturities and equity securities that have unrealized losses as of December 31, 2010, the cost, gross unrealized losses that have been in a continuous unrealized loss position for less than 12 months, gross unrealized losses that have been in a continuous unrealized loss position for 12 months or longer and fair value are as follows.

	December 31, 2010
	Less than 12 months			Greater than 12 months			Total
	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities
	(In thousands, except for # of securities)

Fixed maturities:
Available-for-sale securities:
U.S. Government-sponsored enterprises	$234,994	6,390	170	-	-	-	234,994	6,390	170
States of the United States and political subdivisons of the states	66,836	3,270	60	9,626	2,764	8	76,462	6,034	68
Corporate	28,072	1,040	21	2,443	176	7	30,515	1,216	28
Securities not due at a single maturity date	569	8	2	201	20	5	770	28	7
Total available-for-sale securities	330,471	10,708	253	12,270	2,960	20	342,741	13,668	273
Held-to-maturity securities:
U.S. Government-sponsored enterprises	45,699	1,401	18	-	-	-	45,699	1,401	18
Total fixed maturities	$376,170	12,109	271	12,270	2,960	20	388,440	15,069	291

Equity securities:
Stock mutual funds	$2,910	19	1	-	-	-	2,910	19	1

The amortized cost and fair value of fixed maturities at December 31, 2011 by contractual maturity are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
	(In thousands)

Available-for-sale securities:
Due in one year or less	$4,281	4,328
Due after one year through five years	35,128	36,833
Due after five years through ten years	104,214	110,047
Due after ten years	332,914	354,196
Total available-for-sale securities	476,537	505,404
Held-to-maturity securities:
Due after one year through five years	11,071	11,067
Due after five years through ten years	27,704	28,655
Due after ten years	188,725	190,371
Total held-to-maturity securities	227,500	230,093
Securities not due at a single maturity date	8,272	8,849
Total fixed maturities	$712,309	744,346

The securities not due at a single maturity date include mortgage-backed obligations of U.S. Government-sponsored enterprises and corporate securities.

The Company had no investments in any one entity, excluding U.S. Government agencies, which exceeded 10% of stockholders' equity at December 31, 2011.  In addition, there were no investments that were non-income producing for the year ended December 31, 2011.

Major categories of net investment income are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Investment income on:
Fixed maturities	$26,606	26,829	25,921
Equity securities	1,534	713	1,056
Mortgage loans on real estate	99	101	50
Policy loans	3,024	2,704	2,444
Long-term investments	225	246	465
Other	122	207	507
Total investment income	31,610	30,800	30,443
Investment expenses	(654)	(723)	(841)
Net investment income	$30,956	30,077	29,602

Proceeds and gross realized gains and losses from sales of fixed maturities available-for-sale for 2011, 2010 and 2009 are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Proceeds	$-	8,029	74,181
Gross realized gains	$-	912	2,752
Gross realized losses	$-	25	-

Certain securities were sold during 2010 from a tax planning perspective and due to statutory reporting considerations related to non-rated securities.

In 2009, the Company sold available-for-sale bonds to capture realized gains and reinvest in higher yielding securities of the same quality based upon market changes.  No securities were sold from the held-to-maturity portfolio in 2011, 2010 or 2009.

Proceeds and gross realized gains and losses from sales of equity securities for 2011, 2010 and 2009 are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Proceeds	$7,504	22,822	22,745
Gross realized gains	$1,259	7,254	5,292
Gross realized losses	$-	11	-

In 2011, 2010 and 2009, the Company sold holdings of equity mutual funds that were previously impaired in 2008, generating realized capital gains for financial reporting purposes of $1.3 million, $6.4 million and $4.9 million, respectively, but realized losses for tax purposes.  The tax losses offset current year tax gains and were carried back to recover taxes paid on gains in prior years.

Realized investment gains (losses) are as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Realized investment gains (losses):
Sales, calls and maturities:
Fixed maturities	$119	753	2,705
Equity securities	1,259	7,343	5,292
Property and equipment	2	(8)	323
Other long-term investments	16	(49)	16
Net realized gains	1,396	8,039	8,336
Other-than-temporary impairments ("OTTI")
Fixed maturities	(70)	(27)	(103)
Equity securities	-	-	(193)
Other long-term investments	(561)	-	-
Realized loss on OTTI	(631)	(27)	(296)
Net realized investment gains	$765	8,012	8,040

We recorded an OTTI write-down in 2011 of $70,000 related to one American Airlines ("AMR") debt security holding which had a maturity date in 2012.  AMR declared bankruptcy in November of 2011.  We also recorded an impairment in 2011 of $0.6 million related to an investment property that was acquired as part of the Ozark acquisition in 2008.  A current appraisal reflected a declining value of this Arkansas office building from the fair value at acquisition.

The Company had realized gains of $31,000 from calls of held-to-maturity fixed maturities in 2011.